UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):            [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GLOBALT Inc.
Address:          3060 Peachtree Road NW Suite 225
                  Atlanta, GA 30305

Form 13F File Number: 28-5144

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michelle Miljanich Manuel
Title:            Principal
Phone:            404-364-2178

Signature, Place, and Date of Signing:

/s/Michelle Miljanich Manuel           Atlanta, GA           May 4, 2004
[Signature]                            [City, State]            [Date]

Report Type (Check only one):

[   ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION  REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-4762                              Synovus Financial Corp.